Fair Value Measurements - Significant Unobservable Inputs for Level 3 - GMWB and FIA Embedded Derivatives (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Period of historical returns	10 years
Withdrawal Utilization | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%	0.00%
Withdrawal Utilization | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	100.00%	100.00%
Withdrawal Utilization | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	62.00%	62.00%
Withdrawal Rates | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	4.00%	4.00%
Withdrawal Rates | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%	0.00%
Withdrawal Rates | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	8.00%	8.00%
Withdrawal Rates | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	15.90%	16.00%
Withdrawal Rates | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	6.00%	6.00%
Withdrawal Rates | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	1.70%	2.00%
Lapse Rates | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%	0.00%
Lapse Rates | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	1.00%	1.00%
Lapse Rates | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	40.00%	48.00%
Lapse Rates | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	25.00%	34.00%
Lapse Rates | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	3.00%	5.00%
Lapse Rates | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	6.50%	6.00%
Reset Elections | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%	0.00%
Reset Elections | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	99.00%	99.00%
Reset Elections | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	10.00%	8.00%
Equity Volatility | Minimum | Other | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	18.00%	11.00%
Equity Volatility | Maximum | Other | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	28.00%	25.00%
Equity Volatility | Weighted Average | Other | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	23.00%	21.00%
Option Budgets | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.50%	1.00%
Option Budgets | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	3.80%	4.00%
Option Budgets | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	1.60%	2.00%
Credit Standing Adjustment | Minimum | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.10%	0.00%
Credit Standing Adjustment | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%	0.00%
Credit Standing Adjustment | Maximum | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.30%	0.20%
Credit Standing Adjustment | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.20%	0.10%
Credit Standing Adjustment | Weighted Average | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.30%	0.10%
Credit Standing Adjustment | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.10%	0.10%